RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2020	Jan. 31, 2018	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 16, 2019
Related Party Transaction [Line Items]
Operating Expenses			$ 1,505,454	$ 1,598,513	$ 4,638,315	$ 4,868,325	$ 5,784,408	$ 5,699,845
Due to related party							112,062	247,366
Payments to Acquire Businesses, Gross					100,000	250,000	250,000
Notes payable			3,465,414		3,465,414		4,023,358	3,491,766
Repayments of Notes Payable					1,252,955	3,430,411	4,408,240	4,577,578
Proceeds from Related Party Debt					318,447	$ 224,778	299,280	366,943
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Related Party Transaction [Line Items]
Notes payable							0	405,382	$ 940,000
Repayments of Notes Payable							124,985	281,638
Interest expenses							1,240	9,992
Series A Preferred Stock [Member] | Share Settlement Agreement [Member]
Related Party Transaction [Line Items]
Common stock issued for cash, shares	144,000
Mr. Remillard [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		100
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party			$ 370,509		370,509		112,062	247,366
Related Party [Member] | Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Related Party Transaction [Line Items]
Due to related party									$ 97,689
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred		$ 1,500,000
Payments to Acquire Businesses, Gross		50,000
Business Combination, Consideration Transferred, Liabilities Incurred		250,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 1,200,000
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from Loans					73,200
Operating Expenses					90,247		167,653	135,793
Repayments of Debt					60,000		602,237	399,169
Proceeds from Related Party Debt							$ 299,281	$ 231,150
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Proceeds from Loans					$ 150,000